Average Annual Total Returns - FidelitySeriesValueDiscoveryFund-PRO - FidelitySeriesValueDiscoveryFund-PRO - Fidelity Series Value Discovery Fund	Mar. 30, 2024
Fidelity Series Value Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.14%
Past 5 years	11.91%
Past 10 years	8.39%
Fidelity Series Value Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.84%
Past 5 years	10.27%
Past 10 years	6.74%
Fidelity Series Value Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.45%
Past 5 years	9.24%
Past 10 years	6.37%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%